                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02090

                              Van Kampen Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/03

Item 1. Report to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Bond Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2003.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary

AVERAGE ANNUAL TOTAL RETURNS

BOND FUND
SYMBOL: VBF
-------------------------------------------------------
AVERAGE ANNUAL                 BASED ON      BASED ON
TOTAL RETURNS                    NAV       MARKET PRICE

10-year                          7.00%         6.48%

5-year                           6.01          5.13

1-year                          10.53          3.73

6-month                          2.97         -5.06
-------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value (NAV) and common share market price will fluctuate and fund shares, when sold, may be worth more or less than their original cost.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. The NAV per share is determined by dividing the value of the fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the fund's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers BBB Corporate Bond Index is generally representative of corporate bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2003

Van Kampen Bond Fund is managed by the adviser's Taxable Fixed Income team.(1) Current team members include David S. Horowitz, Executive Director, and Gordon
W. Loery, Executive Director.

MARKET CONDITIONS

Throughout the reporting period there was mounting evidence that the economy was moving into a recovery. By September, both consumer and corporate spending showed strength, and GDP growth topped 8 percent. Although the Federal Reserve (the Fed) cut the federal funds target rate by 25 basis points just prior to the beginning of the period, in mid-June, the reduction was half of what had been expected. This appeared to signal that the Fed was less concerned about deflation than had been previously thought. Interest rates moved sharply higher through August in one of their strongest upward moves in decades, and remained largely unchanged through the end of the year.

Non-Treasury sectors of the market generally benefited from high investor demand. Yield spreads in corporate bonds remained wide following the corporate governance scandals in 2002, and investors were drawn to the bonds' attractive relative yields. This pattern continued throughout the period as the economy showed ongoing signs of improvement, and corporate bonds closed the year with strong returns. Sector performance was varied, with economically sensitive segments such as telecommunications, electrics, industrials, media and basic materials leading the pack.

PERFORMANCE ANALYSIS

Closed-end fund returns can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2003

----------------------------------------------------------
      BASED ON     BASED ON     LEHMAN BROTHERS BBB
        NAV      MARKET PRICE   CORPORATE BOND INDEX

       2.97%        -5.06%              0.49%
----------------------------------------------------------

Past performance is no guarantee of future results. Investment return, net asset value and common share market price will fluctuate and fund shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

(1)Team members may change without notice at any time.

can differ significantly. The fund's return at NAV outperformed the return of its benchmark, the Lehman Brothers BBB Corporate Bond Index. (See performance table.)

The fund benefited from our strategy of emphasizing sectors of the market that we believed were best positioned to gain from an increase in economic activity. This approach led us to emphasize the financials and transportation sectors, both of which performed strongly. We also selectively added to the portfolio's holdings of utilities companies such as Monongahela Power Company, Indianapolis Power & Light and Ohio Edison as regulatory changes took effect and our analysts developed greater comfort with the companies' prospects.

With interest rates earlier in the year at record low levels we kept the portfolio's duration (a measure of interest-rate sensitivity) below that of its benchmark in an effort to mitigate the risk of rising interest rates. We achieved this by moving some assets out of longer-term paper and into shorter-maturity securities. This strategy helped performance when interest rates rose early in the period. The lower yields earned on the shorter-maturity investments however, detracted somewhat from overall returns.

Our strategy in the telecommunications sector was less beneficial to the fund. We were generally conservative in our allocations out of concern over the sector's volatile performance in recent years. The sector went on to rebound off of its lows, and the fund was not able to participate fully.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

TOP 5 SECTORS AS OF 12/31/03                RATINGS ALLOCATIONS AS OF 12/31/03
Automotive                        8.5%      AAA/Aaa                          1.8%
Electric                          8.0       AA/Aa                            4.8
Healthcare                        6.6       A/A                             31.3
Banking                           4.7       BBB/Baa                         52.4
Railroads                         4.3       BB/Ba                            8.6
                                            B/B                              1.1

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Ratings allocation based upon ratings as issued by Standard and Poor's and Moody's, respectively. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

                         BY THE NUMBERS

YOUR FUND'S INVESTMENTS

December 31, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                                      COUPON    MATURITY      VALUE
          CORPORATE BONDS  93.4%
          AEROSPACE & DEFENSE  2.4%
$  275    Boeing Capital Corp. ...........................  6.100%   03/01/11   $    297,246
   265    Boeing Capital Corp. ...........................  6.500    02/15/12        290,196
   430    Boeing Capital Corp. ...........................  5.800    01/15/13        451,778
   165    Boeing Co. .....................................  6.625    02/15/38        173,552
   510    Goodrich Corp. .................................  7.625    12/15/12        590,207
 1,820    Lockheed Martin Corp. ..........................  8.500    12/01/29      2,392,148
   875    Raytheon Co. ...................................  8.300    03/01/10      1,051,220
    65    Raytheon Co. ...................................  4.850    01/15/11         65,182
                                                                                ------------
                                                                                   5,311,529
                                                                                ------------
          AIRLINES  0.8%
   100    Continental Airlines, Inc. .....................  6.648    09/15/17         97,455
 1,142    Continental Airlines, Inc. .....................  6.900    01/02/18      1,127,780
   542    Continental Airlines, Inc. .....................  6.545    02/02/19        536,483
                                                                                ------------
                                                                                   1,761,718
                                                                                ------------
          AUTOMOTIVE  8.0%
 1,710    DaimlerChrysler North America Holding Corp. ....  7.300    01/15/12      1,906,925
 1,410    DaimlerChrysler North America Holding Corp. ....  8.500    01/18/31      1,689,604
 4,535    Ford Motor Co. .................................  7.450    07/16/31      4,596,154
 3,610    Ford Motor Credit Co. ..........................  7.250    10/25/11      3,921,153
   640    General Motors Acceptance Corp. ................  4.500    07/15/06        658,800
 1,860    General Motors Acceptance Corp. ................  6.875    09/15/11      2,006,466
 2,750    General Motors Acceptance Corp. ................  8.000    11/01/31      3,097,380
                                                                                ------------
                                                                                  17,876,482
                                                                                ------------
          BANKING  4.4%
   545    Citigroup, Inc. ................................  6.000    02/21/12        596,513
 2,110    Citigroup, Inc. ................................  5.625    08/27/12      2,231,224
    75    Citigroup, Inc. ................................  6.625    06/15/32         81,517
 3,340    J.P. Morgan Chase & Co. ........................  6.750    02/01/11      3,771,521
   400    MBNA America Bank NA............................  7.125    11/15/12        458,197
 1,720    MBNA Corp. .....................................  6.125    03/01/13      1,850,133
   925    Washington Mutual Bank FA.......................  5.500    01/15/13        955,875
                                                                                ------------
                                                                                   9,944,980
                                                                                ------------
          BROKERAGE  2.7%
 1,670    Goldman Sachs Group, Inc. ......................  6.875    01/15/11      1,899,149
   185    Goldman Sachs Group, Inc. ......................  5.250    10/15/13        187,132
 2,000    Lehman Brothers Holdings, Inc. .................  8.500    05/01/07      2,339,356

 4                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

December 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                                      COUPON    MATURITY      VALUE
          BROKERAGE (CONTINUED)
$1,019    World Financial Prop., 144A--
          Private Placement (a)...........................  6.910%   09/01/13   $  1,127,569
   463    World Financial Prop., 144A--
          Private Placement (a)...........................  6.950    09/01/13        513,476
                                                                                ------------
                                                                                   6,066,682
                                                                                ------------
          CHEMICALS  0.3%
    60    FMC Corp. ...................................... 10.250    11/01/09         70,500
   640    ICI Wilmington, Inc. ...........................  4.375    12/01/08        638,291
                                                                                ------------
                                                                                     708,791
                                                                                ------------
          CONSTRUCTION MACHINERY  0.6%
 1,320    Kennametal, Inc. ...............................  7.200    06/15/12      1,402,735
                                                                                ------------

          CONSUMER PRODUCTS  0.4%
   900    Xerox Corp. ....................................  7.125    06/15/10        967,500
                                                                                ------------

          DIVERSIFIED MANUFACTURING  2.5%
 1,275    Cooper Industries, Inc. ........................  5.250    07/01/07      1,364,283
 2,445    Honeywell International, Inc. ..................  6.125    11/01/11      2,692,759
   705    Hutchison Whampoa International Ltd., 144A--
          Private Placement (Cayman Islands) (a)..........  5.450    11/24/10        716,309
   850    Hutchison Whampoa International Ltd., 144A--
          Private Placement (Cayman Islands) (a)..........  6.500    02/13/13        887,102
                                                                                ------------
                                                                                   5,660,453
                                                                                ------------
          ELECTRIC  7.4%
   725    Appalachian Power Co., Ser H....................  5.950    05/15/33        697,378
   625    Cincinnati Gas & Electric Co. ..................  5.700    09/15/12        658,675
   425    Cincinnati Gas & Electric Co., Ser A............  5.400    06/15/33        384,550
   375    Cincinnati Gas & Electric Co., Ser B............  5.375    06/15/33        338,034
   820    Columbus Southern Power Co., Ser D..............  6.600    03/01/33        881,737
   230    Consumers Energy Co., Ser B, 144A--Private
          Placement (a)...................................  5.375    04/15/13        231,482
   790    Consumers Energy Co., Ser E, 144A--Private
          Placement (a)...................................  4.000    05/15/10        765,467
   190    Consumers Energy Co., Ser G, 144A--Private
          Placement (a)...................................  4.800    02/17/09        194,432
   865    Detroit Edison Co. .............................  6.125    10/01/10        950,282
   960    Duquesne Light Co. .............................  6.700    04/15/12      1,070,918
   540    Entergy Gulf States, Inc., 144A--Private
          Placement (a)...................................  3.600    06/01/08        521,038
   940    Exelon Corp. ...................................  6.750    05/01/11      1,051,742
   885    FirstEnergy Corp., Ser B........................  6.450    11/15/11        918,948
   540    FirstEnergy Corp., Ser C........................  7.375    11/15/31        554,389
   255    Indianapolis Power & Light Co., 144A--Private
          Placement (a)...................................  6.300    07/01/13        263,542

See Notes to Financial Statements                                              5

YOUR FUND'S INVESTMENTS

December 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                                      COUPON    MATURITY      VALUE
          ELECTRIC (CONTINUED)
$  440    Monongahela Power Co. ..........................  5.000%   10/01/06   $    449,900
 1,323    Niagara Mohawk Power Corp., Ser F...............  7.625    10/01/05      1,436,165
   685    Nisource Finance Corp. .........................  7.625    11/15/05        748,689
 1,240    Ohio Edison Co., 144A--Private Placement (a)....  5.450    05/01/15      1,201,099
    65    Ohio Power Co., Ser G...........................  6.600    02/15/33         69,990
 1,290    PSEG Energy Holdings, Inc. .....................  9.125    02/10/04      1,302,900
   650    PSEG Energy Holdings, Inc. .....................  8.625    02/15/08        712,562
   805    TXU Energy Co. .................................  7.000    03/15/13        892,165
    65    Wisconsin Electric Power........................  5.625    05/15/33         63,345
   320    Wisconsin Energy Corp. .........................  6.200    04/01/33        319,876
                                                                                ------------
                                                                                  16,679,305
                                                                                ------------
          ENTERTAINMENT  1.3%
   990    AOL Time Warner, Inc. ..........................  6.875    05/01/12      1,116,205
   605    AOL Time Warner, Inc. ..........................  7.625    04/15/31        700,635
   505    AOL Time Warner, Inc. ..........................  7.700    05/01/32        591,618
   180    Park Place Entertainment Corp. .................  7.500    09/01/09        198,900
   270    Time Warner, Inc. ..............................  6.625    05/15/29        278,507
                                                                                ------------
                                                                                   2,885,865
                                                                                ------------
          ENVIRONMENTAL SERVICES  2.1%
   245    Allied Waste North America, Inc., 144A--Private
          Placement (a)...................................  6.500    11/15/10        252,350
   365    Allied Waste North America, Inc., Ser B.........  8.500    12/01/08        407,887
   830    Republic Services, Inc. ........................  6.750    08/15/11        929,169
 1,500    Waste Management, Inc. .........................  7.000    10/15/06      1,654,774
   550    Waste Management, Inc. .........................  7.375    08/01/10        636,385
   790    Waste Management, Inc. .........................  7.000    07/15/28        852,873
                                                                                ------------
                                                                                   4,733,438
                                                                                ------------
          FOOD/BEVERAGE  2.2%
 2,000    ConAgra Foods, Inc. ............................  7.500    09/15/05      2,173,784
   515    Kraft Foods, Inc. ..............................  5.625    11/01/11        543,487
   500    Kraft Foods, Inc. ..............................  6.250    06/01/12        545,829
 1,420    Smithfield Foods, Inc. .........................  8.000    10/15/09      1,505,200
   105    Smithfield Foods, Inc. .........................  7.750    05/15/13        109,725
                                                                                ------------
                                                                                   4,878,025
                                                                                ------------
          GAMING  1.6%
 1,495    Harrahs Operating Co., Inc. ....................  8.000    02/01/11      1,758,563
 1,225    MGM Mirage, Inc. ...............................  8.500    09/15/10      1,411,812
   300    Station Casinos, Inc. ..........................  8.375    02/15/08        322,875
                                                                                ------------
                                                                                   3,493,250
                                                                                ------------
          HEALTHCARE  6.1%
 3,205    Aetna, Inc. ....................................  7.375    03/01/06      3,527,923
   640    AmerisourceBergen Corp. ........................  8.125    09/01/08        724,800
   760    Cigna Corp. ....................................  6.375    10/15/11        823,560

 6                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

December 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                                      COUPON    MATURITY      VALUE
          HEALTHCARE (CONTINUED)
$1,275    HCA, Inc. ......................................  6.910%   06/15/05   $  1,343,510
   800    HCA, Inc. ......................................  6.300    10/01/12        826,194
   285    HCA, Inc. ......................................  7.190    11/15/15        306,305
 1,835    Health Net, Inc. ...............................  8.375    04/15/11      2,207,984
   205    Medco Health Solutions, Inc. ...................  7.250    08/15/13        224,036
   275    Omnicare, Inc. .................................  6.125    06/01/13        277,062
   750    Tenet Healthcare Corp. .........................  7.375    02/01/13        757,500
 1,695    Tenet Healthcare Corp. .........................  6.875    11/15/31      1,525,500
 1,130    UnitedHealth Group, Inc. .......................  5.200    01/17/07      1,210,041
                                                                                ------------
                                                                                  13,754,415
                                                                                ------------
          HOME CONSTRUCTION  1.1%
   750    Centex Corp. ...................................  7.500    01/15/12        866,518
   605    D.R. Horton, Inc. ..............................  6.875    05/01/13        647,350
   160    Pulte Homes, Inc. ..............................  7.875    08/01/11        188,857
   735    Pulte Homes, Inc. ..............................  6.375    05/15/33        717,779
                                                                                ------------
                                                                                   2,420,504
                                                                                ------------
          INDEPENDENT ENERGY  0.8%
   285    Kerr-McGee Corp. ...............................  5.875    09/15/06        306,025
   490    Kerr-McGee Corp. ...............................  6.875    09/15/11        545,966
   825    Kerr-McGee Corp. ...............................  7.875    09/15/31        939,928
                                                                                ------------
                                                                                   1,791,919
                                                                                ------------
          INTEGRATED ENERGY  3.4%
 2,700    Amerada Hess Corp. .............................  7.875    10/01/29      2,970,972
 2,290    Conoco, Inc. ...................................  6.950    04/15/29      2,605,166
   745    Constellation Energy Group......................  7.600    04/01/32        874,716
 1,015    Marathon Oil Corp. .............................  6.800    03/15/32      1,090,559
                                                                                ------------
                                                                                   7,541,413
                                                                                ------------
          LIFE INSURANCE  3.7%
 2,195    Anthem Insurance Cos., Inc., 144A--Private
          Placement (a)...................................  9.125    04/01/10      2,762,831
   475    John Hancock Financial Services, Inc. ..........  5.625    12/01/08        513,651
   105    Metlife, Inc. ..................................  6.125    12/01/11        114,693
   585    Nationwide Financial Services, Inc. ............  6.250    11/15/11        626,134
 1,070    Prudential Holdings, LLC, 144A--Private
          Placement (a)...................................  7.245    12/18/23      1,209,000
 2,420    Prudential Holdings, LLC, 144A--Private
          Placement (a)...................................  8.695    12/18/23      2,995,987
                                                                                ------------
                                                                                   8,222,296
                                                                                ------------
          LODGING  2.5%
 1,055    Hilton Hotels Corp. ............................  7.625    12/01/12      1,190,831
 1,325    Hyatt Equities LLC, 144A--Private Placement
          (a).............................................  6.875    06/15/07      1,424,538
   610    Marriott International..........................  8.125    04/01/05        654,347
   375    Marriott International..........................  7.000    01/15/08        418,154

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

December 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                                      COUPON    MATURITY      VALUE
          LODGING (CONTINUED)
$  400    Starwood Hotels & Resorts Worldwide, Inc. ......  7.375%   05/01/07   $    434,000
 1,375    Starwood Hotels & Resorts Worldwide, Inc. ......  7.875    05/01/12      1,553,750
                                                                                ------------
                                                                                   5,675,620
                                                                                ------------
          MEDIA-CABLE  2.3%
 2,000    Comcast Cable Communications, Inc. .............  8.125    05/01/04      2,039,630
   855    Comcast Cable Communications, Inc. .............  8.375    05/01/07        992,146
    90    Comcast Cable Communications, Inc. .............  7.125    06/15/13        102,700
   480    Comcast Corp. ..................................  5.300    01/15/14        479,512
   795    Echostar DBS Corp. .............................  9.375    02/01/09        835,744
   765    Echostar DBS Corp., 144A--Private Placement
          (a).............................................  6.375    10/01/11        787,950
                                                                                ------------
                                                                                   5,237,682
                                                                                ------------
          MEDIA-NONCABLE  2.9%
 2,500    Clear Channel Communications, Inc. .............  7.250    10/15/27      2,833,393
 2,800    News America Holdings, Inc. ....................  8.875    04/26/23      3,598,759
                                                                                ------------
                                                                                   6,432,152
                                                                                ------------
          NATURAL GAS PIPELINES  1.5%
   960    Consolidated Natural Gas Co. ...................  6.250    11/01/11      1,062,117
   285    Consolidated Natural Gas Co. ...................  5.000    03/01/14        283,815
   548    Gulfterra Energy Partners LP....................  8.500    06/01/10        624,720
   670    Gulfterra Energy Partners LP, Ser B.............  6.250    06/01/10        700,150
   675    Texas Eastern Transmission Corp. ...............  7.000    07/15/32        749,253
                                                                                ------------
                                                                                   3,420,055
                                                                                ------------
          NONCAPTIVE-CONSUMER FINANCE  3.3%
 2,000    American General Finance Corp. .................  4.625    09/01/10      2,028,018
 2,245    Countrywide Home Loans, Inc. ...................  3.250    05/21/08      2,210,272
 1,000    Household Finance Corp. ........................  7.875    03/01/07      1,143,587
   150    Household Finance Corp. ........................  8.000    07/15/10        179,872
 1,555    Household Finance Corp. ........................  6.750    05/15/11      1,753,105
                                                                                ------------
                                                                                   7,314,854
                                                                                ------------
          NONCAPTIVE-DIVERSIFIED FINANCE  2.8%
   415    General Electric Capital Corp. .................  6.750    03/15/32        460,982
 2,000    Heller Financial, Inc. .........................  6.375    03/15/06      2,182,810
 2,500    International Lease Finance Corp. ..............  8.375    12/15/04      2,661,668
   935    Newcourt Credit Group, Inc., Ser B (Canada).....  6.875    02/16/05        986,490
                                                                                ------------
                                                                                   6,291,950
                                                                                ------------
          OIL FIELD SERVICES  0.2%
   455    Key Energy Services, Inc. ......................  6.375    05/01/13        464,100
                                                                                ------------

          PACKAGING  0.7%
   585    Packaging Corp. of America......................  5.750    08/01/13        592,049
   895    Sealed Air Corp., 144A--Private Placement (a)...  5.625    07/15/13        917,527
                                                                                ------------
                                                                                   1,509,576
                                                                                ------------

 8                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

December 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                                      COUPON    MATURITY      VALUE
          PAPER  2.5%
$  905    International Paper Co. ........................  4.250%   01/15/09   $    909,730
   995    MeadWestvaco Corp. .............................  6.850    04/01/12      1,096,219
   505    Owens-Brockway Glass Containers, Inc. ..........  7.750    05/15/11        544,769
   405    Owens-Brockway Glass Containers, Inc. ..........  8.750    11/15/12        453,094
   455    Weyerhaeuser Co. ...............................  6.000    08/01/06        487,504
 1,980    Weyerhaeuser Co. ...............................  6.750    03/15/12      2,163,491
                                                                                ------------
                                                                                   5,654,807
                                                                                ------------
          PHARMACEUTICALS  0.2%
   550    Schering-Plough Corp. ..........................  5.300    12/01/13        560,885
                                                                                ------------

          PROPERTY & CASUALTY  2.7%
 1,545    Farmers Exchange Capital, 144A--Private
          Placement (a)...................................  7.050    07/15/28      1,450,129
 1,565    Farmers Insurance Exchange Surplus, 144A--
          Private Placement (a)...........................  8.625    05/01/24      1,640,215
   125    Hartford Financial Services Group...............  2.375    06/01/06        124,446
 1,600    Mantis Reef Ltd., 144A--Private Placement
          (Australia) (a).................................  4.692    11/14/08      1,610,059
   635    Nationwide Mutual Insurance Co., 144A--Private
          Placement (a)...................................  7.500    02/15/24        653,082
   440    Nationwide Mutual Insurance Co., 144A--Private
          Placement (a)...................................  8.250    12/01/31        530,367
                                                                                ------------
                                                                                   6,008,298
                                                                                ------------
          RAILROADS  4.0%
 1,000    CSX Corp. ......................................  6.750    03/15/11      1,127,365
 7,000    Union Pacific Corp. ............................  8.350    05/01/25      7,776,188
                                                                                ------------
                                                                                   8,903,553
                                                                                ------------
          REAL ESTATE INVESTMENT TRUSTS  2.8%
 2,040    EOP Operating LP................................  7.500    04/19/29      2,289,904
   100    Istar Financial, Inc. ..........................  7.000    03/15/08        108,500
   795    Istar Financial, Inc. ..........................  8.750    08/15/08        922,200
   245    Rouse Co. ......................................  5.375    11/26/13        244,179
 1,630    Simon Property Group LP.........................  6.375    11/15/07      1,799,124
   835    Vornado Realty..................................  5.625    06/15/07        892,182
                                                                                ------------
                                                                                   6,256,089
                                                                                ------------
          REFINING  0.3%
   430    Ashland, Inc. ..................................  7.830    08/15/05        459,957
   250    Vintage Petroleum, Inc. ........................  7.875    05/15/11        265,000
                                                                                ------------
                                                                                     724,957
                                                                                ------------
          RETAIL  3.9%
 1,440    CVS Corp. ......................................  5.500    02/15/04      1,446,420
   250    CVS Corp. ......................................  5.625    03/15/06        267,490
   270    CVS Corp. ......................................  3.875    11/01/07        277,458

See Notes to Financial Statements                                              9

YOUR FUND'S INVESTMENTS

December 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                                      COUPON    MATURITY      VALUE
          RETAIL (CONTINUED)
$1,500    Federated Department Stores, Inc. ..............  6.625%   09/01/08   $  1,662,537
   500    Federated Department Stores, Inc. ..............  6.300    04/01/09        549,158
   490    Lowe's Cos., Inc. ..............................  6.875    02/15/28        554,087
   700    Lowe's Cos., Inc. ..............................  6.500    03/15/29        759,791
 1,275    May Department Stores Co. ......................  5.950    11/01/08      1,384,656
   700    May Department Stores Co. ......................  6.700    09/15/28        725,614
    90    May Department Stores Co. ......................  7.875    03/01/30        107,958
   895    Toys "R" Us, Inc. ..............................  7.375    10/15/18        896,367
                                                                                ------------
                                                                                   8,631,536
                                                                                ------------
          SERVICES  1.4%
 1,045    Cendant Corp. ..................................  7.375    01/15/13      1,200,308
   855    Cendant Corp. ..................................  7.125    03/15/15        967,351
   562    Iron Mountain, Inc. ............................  7.750    01/15/15        591,505
   295    Iron Mountain, Inc. ............................  6.625    01/01/16        288,363
                                                                                ------------
                                                                                   3,047,527
                                                                                ------------
          SUPERMARKETS  1.1%
   770    Albertson's, Inc. ..............................  7.500    02/15/11        883,933
 1,285    Kroger Co. .....................................  7.500    04/01/31      1,485,316
                                                                                ------------
                                                                                   2,369,249
                                                                                ------------
          TECHNOLOGY  1.2%
   965    Arrow Electronics, Inc. ........................  6.875    07/01/13      1,030,069
   220    Arrow Electronics, Inc. ........................  6.875    06/01/18        228,982
   195    Avnet, Inc. ....................................  9.750    02/15/08        227,663
   465    Electronic Data Systems Corp. ..................  7.125    10/15/09        497,095
   780    Electronic Data Systems Corp., Ser B............  6.000    08/01/13        768,107
                                                                                ------------
                                                                                   2,751,916
                                                                                ------------
          TEXTILE  0.4%
   810    Mohawk Industries, Inc. ........................  7.200    04/15/12        921,526
                                                                                ------------

          TOBACCO  0.7%
   580    Altria Group, Inc. .............................  7.000    11/04/13        619,848
   890    Altria Group, Inc. .............................  7.750    01/15/27        962,952
                                                                                ------------
                                                                                   1,582,800
                                                                                ------------
          WIRELESS COMMUNICATIONS  0.8%
   915    AT&T Wireless Services, Inc. ...................  7.875    03/01/11      1,060,565
   620    AT&T Wireless Services, Inc. ...................  8.750    03/01/31        767,680
                                                                                ------------
                                                                                   1,828,245
                                                                                ------------
          WIRELINE COMMUNICATIONS  3.4%
   140    AT&T Corp. .....................................  8.050    11/15/11        161,425
 1,940    AT&T Corp. .....................................  8.750    11/15/31      2,274,842
 2,935    Verizon Communications, Inc. ...................  6.940    04/15/28      3,090,482

 10                                            See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

December 31, 2003 (Unaudited)

PAR
AMOUNT                                                                             MARKET
(000)     DESCRIPTION                                      COUPON    MATURITY      VALUE
          WIRELINE COMMUNICATIONS (CONTINUED)
$1,315    Verizon Global Funding Corp. ...................  7.750%   12/01/30   $  1,550,476
   590    Verizon New England, Inc. ......................  6.500    09/15/11        651,309
                                                                                ------------
                                                                                   7,728,534
                                                                                ------------
          TOTAL CORPORATE BONDS..............................................    209,417,211
                                                                                ------------
          CONVERTIBLE CORPORATE OBLIGATION  0.1%
          TECHNOLOGY  0.1%
   325    Solectron Corp. (Convertible into 3,831 common
          shares) LYON....................................   *       11/20/20        186,062
                                                                                ------------

TOTAL LONG-TERM INVESTMENTS  93.5%
  (Cost $195,010,401)........................................................    209,603,273
                                                                                ------------

SHORT-TERM INVESTMENTS  5.1%
REPURCHASE AGREEMENT  4.7%
Bank of America Securities ($10,519,000 par collateralized by U.S. Government obligations in a pooled cash account, dated 12/31/03, to be sold on
  01/02/04 at $10,519,514)...................................................     10,519,000
                                                                                ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS  0.4%
United States Treasury Bill ($250,000 par, yielding 0.823%,
  01/15/04 maturity) (b).....................................................        249,920
United States Treasury Bill ($600,000 par, yielding 0.852%,
  03/25/04 maturity) (b).....................................................        598,809
                                                                                ------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS.....................................        848,729
                                                                                ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $11,367,509).........................................................     11,367,729
                                                                                ------------

TOTAL INVESTMENTS  98.6%
  (Cost $206,377,910)........................................................    220,971,002
OTHER ASSETS IN EXCESS OF LIABILITIES  1.4%..................................      3,086,471
                                                                                ------------

NET ASSETS  100.0%...........................................................   $224,057,473
                                                                                ============

*   Zero coupon bond

See Notes to Financial Statements                                             11

YOUR FUND'S INVESTMENTS

December 31, 2003 (Unaudited)

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

LYON--Liquid Yield Option Note

 12                                            See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
December 31, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $206,377,910).......................  $220,971,002
Cash........................................................            70
Receivables:
  Interest..................................................     3,333,553
  Investments Sold..........................................       306,423
Other.......................................................        35,677
                                                              ------------
    Total Assets............................................   224,646,725
                                                              ------------
LIABILITIES:
Payables:
  Income Distributions......................................       203,670
  Investment Advisory Fee...................................        91,873
  Variation Margin on Futures...............................        51,750
  Other Affiliates..........................................         6,463
Trustees' Deferred Compensation and Retirement Plans........       147,073
Accrued Expenses............................................        88,423
                                                              ------------
    Total Liabilities.......................................       589,252
                                                              ------------
NET ASSETS..................................................  $224,057,473
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($224,057,473 divided by
  11,362,465 shares outstanding)............................  $      19.72
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($1.00 par value with 15,000,000 shares
  authorized, 11,362,465 shares issued and outstanding).....  $ 11,362,465
Capital.....................................................   207,602,030
Net Unrealized Appreciation.................................    14,414,074
Accumulated Undistributed Net Investment Income.............      (884,273)
Accumulated Net Realized Loss...............................    (8,436,823)
                                                              ------------
NET ASSETS..................................................  $224,057,473
                                                              ============

See Notes to Financial Statements                                             13

Statement of Operations
For the Six Months Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 6,764,953
Other.......................................................          375
                                                              -----------
    Total Income............................................    6,765,328
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      540,822
Shareholder Services........................................       42,812
Trustees' Fees and Related Expenses.........................       32,568
Custody.....................................................       13,746
Legal.......................................................        7,486
Other.......................................................       88,092
                                                              -----------
    Total Expenses..........................................      725,526
    Less Credits Earned on Cash Balances....................           54
                                                              -----------
    Net Expenses............................................      725,472
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 6,039,856
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 2,150,948
  Futures...................................................    2,858,545
                                                              -----------
Net Realized Gain...........................................    5,009,493
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   19,458,599
                                                              -----------
  End of the Period:
    Investments.............................................   14,593,092
    Futures.................................................     (179,018)
                                                              -----------
                                                               14,414,074
                                                              -----------
Net Unrealized Depreciation During the Period...............   (5,044,525)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $   (35,032)
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 6,004,824
                                                              ===========

 14                                            See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                          SIX MONTHS ENDED      YEAR ENDED
                                                          DECEMBER 31, 2003    JUNE 30, 2003
                                                          ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $  6,039,856       $ 12,525,760
Net Realized Gain/Loss..................................       5,009,493         (6,299,069)
Net Unrealized Appreciation/Depreciation During the
  Period................................................      (5,044,525)        18,842,963
                                                            ------------       ------------
Change in Net Assets from Operations....................       6,004,824         25,069,654

Distributions from Net Investment Income................      (6,647,998)       (13,747,783)
                                                            ------------       ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....        (643,174)        11,321,871
NET ASSETS:
Beginning of the Period.................................     224,700,647        213,378,776
                                                            ------------       ------------
End of the Period (Including accumulated undistributed
  net investment income of ($884,273) and ($276,131),
  respectively).........................................    $224,057,473       $224,700,647
                                                            ============       ============

See Notes to Financial Statements                                             15

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                               SIX
                                                              MONTHS
                                                              ENDED
                                                           DECEMBER 31,    ------------------
                                                               2003         2003     2002 (a)
                                                           ----------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD..................    $19.78       $18.78     $19.41
                                                              ------       ------     ------
  Net Investment Income...................................       .53         1.10       1.26
  Net Realized and Unrealized Gain/Loss...................       -0-         1.11       (.56)
                                                              ------       ------     ------
Total from Investment Operations..........................       .53         2.21        .70
Distributions from Net Investment Income..................      (.59)       (1.21)     (1.33)
                                                              ------       ------     ------
NET ASSET VALUE, END OF THE PERIOD........................    $19.72       $19.78     $18.78
                                                              ======       ======     ======
Common Share Market Price at End of the Period............    $17.99       $19.57     $18.50
Total Return (b)..........................................    -5.06%*      12.67%      3.50%
Net Assets at End of the Period (In millions).............    $224.1       $224.7     $213.4
Ratio of Operating Expenses to Average Net Assets.........      .65%         .65%       .65%
Ratio of Convertible Note Expenses to Average Net Assets
  (c).....................................................        --           --         --
Ratio of Net Investment Income to Average Net Assets......     5.40%        5.79%      6.39%
Portfolio Turnover........................................       19%*         57%       107%
Assuming full dilution of debt: (c)
  Net Asset Value, End of the Period......................        --           --         --
  Number of Shares Outstanding, End of the Period (000)...        --           --         --

*   Non-Annualized

(a) As required, effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended June 30, 2002 was to decrease net investment income per share by $.04, increase net realized and unrealized gains and losses per share by $.04 and decrease the ratio of net investment income to average net assets by .24%. Per share, ratios and supplemental data for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.

(b) Total return based on common share market price assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c) On January 3, 1995, the Fund paid off its outstanding convertible extendible note.


YEAR ENDED JUNE 30,
--------------------------------------------------------------------------------
      2001     2000     1999       1998      1997     1996      1995      1994
--------------------------------------------------------------------------------
     $18.70   $19.59   $ 21.16   $  20.26   $19.97   $ 20.41   $ 19.07   $ 21.33
     ------   ------   -------   --------   ------   -------   -------   -------
       1.40     1.43      1.41       1.48     1.56      1.54      1.52      1.56
        .68     (.93)    (1.56)       .93      .27      (.44)     1.36     (2.28)
     ------   ------   -------   --------   ------   -------   -------   -------
       2.08      .50      (.15)      2.41     1.83      1.10      2.88      (.72)
      (1.37)   (1.39)    (1.42)     (1.51)   (1.54)    (1.54)    (1.54)    (1.54)
     ------   ------   -------   --------   ------   -------   -------   -------
     $19.41   $18.70   $ 19.59   $  21.16   $20.26   $ 19.97   $ 20.41   $ 19.07
     ======   ======   =======   ========   ======   =======   =======   =======
     $19.15   $16.75   $17.875   $19.6875   $19.25   $18.125   $19.125   $18.125
     23.10%    1.88%    -2.45%     10.08%   15.06%     2.61%    14.89%    -5.59%
     $220.5   $212.4   $ 222.6   $  240.4   $230.2   $ 226.9   $ 231.9   $ 216.6
       .68%     .64%      .66%       .65%     .68%      .67%      .68%      .68%
         --       --        --         --       --        --      .39%      .82%
      7.25%    7.48%     6.79%      7.04%    7.70%     7.47%     7.92%     7.29%
        88%      71%       10%        27%       8%       11%        8%        2%
         --       --        --         --       --        --        --   $ 19.07
         --       --        --         --       --        --        --    12,411

See Notes to Financial Statements                                             17

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Bond Fund (the "Fund") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek interest income while conserving capital through investing in a diversified portfolio consisting primarily of high-quality debt securities.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Listed securities and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available as noted above, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with its custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At December 31, 2003, there were no when-issued or delayed delivery purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003 (Unaudited)

C. INVESTMENT INCOME Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Premiums are amortized and discounts are accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At June 30, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $11,597,056, which will expire between June 30, 2009 and June 30, 2011.

    At December 31, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $207,173,370
                                                              ============
Gross tax unrealized appreciation...........................  $ 14,441,301
Gross tax unrealized depreciation...........................      (643,669)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 13,797,632
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays quarterly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended June 30, 2003 was as follows:

                                                                 2003
Distributions paid from:
  Ordinary income...........................................  $13,747,783
  Long-term capital gain....................................          -0-
                                                              -----------
                                                              $13,747,783
                                                              ===========

    As of June 30, 2003, the component of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $392,256

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003 (Unaudited)

F. EXPENSE REDUCTIONS During the six months ended December 31, 2003, the Fund's custody fee was reduced by $54 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $150 million..........................................     .50%
Next $100 million...........................................     .45%
Next $100 million...........................................     .40%
Over $350 million...........................................     .35%

    For the six months ended December 31, 2003, the Fund recognized expenses of approximately $7,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended December 31, 2003, the Fund recognized expenses of approximately $9,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses on the Statement of Operations.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $40,309,177 and $44,344,692, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/ depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of

NOTES TO
FINANCIAL STATEMENTS

December 31, 2003 (Unaudited)

gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended December 31, 2003, were as follows:

                                                              CONTRACTS
Outstanding at June 30, 2003................................      556
Futures Opened..............................................    1,042
Futures Closed..............................................   (1,215)
                                                               ------
Outstanding at December 31, 2003............................      383
                                                               ======

    The futures contracts outstanding as of December 31, 2003 and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
2-Year U.S. Treasury Note Future, March 2004--
  (Current Notional Value of $214,047 per contract).........       1        $      966
SHORT CONTRACTS:
U.S. Treasury Bond Future, March 2004--
  (Current Notional Value of $109,313 per contract).........     161           (27,260)
5-Year U.S. Treasury Note Future, March 2004--
  (Current Notional Value of $111,625 per contract).........      92           (76,815)
10-Year U.S. Treasury Note Future, March 2004--
  (Current Notional Value of $112,266 per contract).........     129           (75,909)
                                                                 ---        ----------
                                                                 383        $ (179,018)
                                                                 ===        ==========

DIVIDEND REINVESTMENT PLAN

    The Fund pays distributions in cash, but if you own more than 100 shares in your own name, you may elect to participate in the Fund's dividend reinvestment plan (the "Plan"). Under the Plan, shares will be issued by the Fund at net asset value on a date determined by the Board of Trustees between the record and payable dates on each distribution; however, if the market price including brokerage commissions, is less than the net asset value, the amount of the distribution will be paid to the Plan Agent, which will buy such shares as are available at prices below the net asset value. (If the market price is not significantly less than the net asset value, it is possible that open market purchases of shares may increase the market price so that such price plus brokerage commissions would equal or exceed the net asset value of such shares.) If the Plan Agent cannot buy the necessary shares at less than net asset value before the distribution date, the balance of the distribution will be made in authorized but unissued shares of the Fund at net asset value. The cost per share will be the average cost, including brokerage commissions, of all shares purchased. Since all shares purchased from the Fund are at net asset value, there will be no dilution, and no brokerage commissions are charged on such shares.

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gain distributions does not relieve you of any income tax which may be payable (or required to be withheld) on dividends or distributions.

    You may begin or discontinue participation in the Plan at any time by written notice to the address below. If you withdraw from the Plan, you may rejoin at any time if you own the required 100 shares. Elections and terminations will be effective for distributions declared after receipt. If you withdraw from the Plan, a certificate for the whole shares and a check for the fractional shares, if any, credited to your Plan account will be sent as soon as practicable after receipt of your election to withdraw. Except for brokerage commissions, if any, which are borne by Plan participants, all costs of the Plan are borne by the Fund. The Fund reserves the right to amend or terminate the Plan on 30 days' written notice prior to the record date of the distribution for which such amendment or termination is effective.

    Record stockholders should address all notices, correspondence, questions or other communications about the Plan to:

                      State Street Bank and Trust Company
                               c/o EquiServe LLP
                                 P.O. Box 8200
                             Boston, MA 02266-8200
                                 1-800-821-1238

    If your shares are not held directly in your name, you should contact your brokerage firm, bank or other nominee for more information and to see if your nominee will participate in the Plan on your behalf. If you participate through your broker and choose to move your account to another broker, you will need to re-enroll in the Plan through your new broker.

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN BOND FUND

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1220 Avenue of the Americas
New York, New York 10020

CUSTODIAN AND SHAREHOLDER SERVICING AGENT

STATE STREET BANK AND TRUST COMPANY
c/o EquiServe LLP
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

     Inquiries about an investor's account should be referred to the Fund's transfer agent

                      State Street Bank and Trust Company
                               c/o EQUISERVE LLP
                                 P.O. Box 43011
                      Providence, Rhode Island 02940-3011
                           Telephone: (800) 821-1238
                               Alaska and Hawaii
                          Call Collect: (781) 575-2000
                    Ask for Closed-End Fund Account Services

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC.
                                                 VBF SAR 2/04 13661B04-AS-2/04

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved.]

Item 9. Controls and Procedures

(a)The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b)There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Van Kampen Bond Fund
              --------------------------------

By: /s/ Ronald E. Robison
    ------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 18, 2004

By: /s/ John L. Sullivan
    ------------------------------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: February 18, 2004